Critical Estimates and Judgments	6 Months Ended
Dec. 31, 2023
Critical Estimates and Judgments [Abstract]
CRITICAL ESTIMATES AND JUDGMENTS
3.	CRITICAL ESTIMATES AND JUDGMENTS

The preparation of financial statements requires the use of accounting estimates which, by definition, will seldom equal the actual results. Management also needs to exercise judgment in applying the Group’s accounting policies.

This note provides an overview of the areas that involved a higher degree of judgment or complexity, and of items which are more likely to be materially adjusted due to estimates and assumptions turning out to be wrong. Detailed information about each of these estimates and judgments is included in other notes together with information about the basis of calculation for each affected line item in the financial statements.

Significant estimates and judgments

Estimates and judgments are continually evaluated. They are based on historical experience and other factors, including expectations of future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.

There are no significant areas of estimation uncertainty and critical judgements in applying accounting policies that have significant effect on the amounts recognised in the financial statements other than disclosed in the Note 10 - intangible asset.